DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Proposed Business Combination (Details)			6 Months Ended
	Jun. 16, 2022 USD ($) item $ / shares shares	Jan. 27, 2022 USD ($) item $ / shares shares	Jun. 30, 2022 D $ / shares	Jul. 31, 2021 shares
Business Combination Agreement
Subsidiary, Sale of Stock [Line Items]
Amount of FPA Investment consummated immediately prior to the completion of the Merger	$ 30,000,000
Amount of PIPE Investment consummated immediately prior to the completion of the Merger and Subsequent Merger	20,000,000
Amount of additional FPA Investment consummated before completion of Merger if public share redemptions in connection with the Merger are greater than 90%	$ 15,000,000
Minimum percentage of public share redemptions in connection of Merger	90.00%
Number of shares in a unit | shares	1
Number of warrants in a unit | shares	0.5
Conversion ratio	1
Minimum net tangible assets upon closing	$ 5,000,001
Minimum amount of cash and cash equivalents held	$ 65,000,000
Business Combination Agreement | LTIP
Subsidiary, Sale of Stock [Line Items]
Percentage of Class A shares reserved for future issuance	10.00%
Business Combination Agreement | Holdco
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	16,500,000
PIPE Subscription Agreement
Subsidiary, Sale of Stock [Line Items]
Number of accredited investors | item	1
Number of shares committed to be issued | shares	2,000,000
Purchase price per share | $ / shares	$ 10.00
Aggregate Purchase Price	$ 20,000,000
Maximum number of Forfeited Private Placement Warrants to be issued | shares	1,654,800
Forward Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Amount of additional FPA Investment consummated before completion of Merger if public share redemptions in connection with the Merger are greater than 90%		$ 15,000,000
Minimum percentage of public share redemptions in connection of Merger		90.00%
Number of accredited investors | item		2
Number of shares committed to be issued | shares		3,000,000
Purchase price per share | $ / shares		$ 10.00
Aggregate Purchase Price		$ 30,000,000
Sponsor Forfeiture Agreement
Subsidiary, Sale of Stock [Line Items]
Maximum number of Private Placement Warrants to be forfeited | shares				4,137,000
Lock-up Agreement
Subsidiary, Sale of Stock [Line Items]
Lock-up Shares, Stock price trigger | $ / shares			$ 12.00
Lock-up Shares, Number of trading days | D			20
Lock-up Shares, Number of trading day period on a VWAP			30 days
Lock-up Agreement | 6 months after Closing
Subsidiary, Sale of Stock [Line Items]
Lock-up Shares, Percentage of shares restricted			0.33%
Lock-up Shares, Restriction period (in months)			6 months
Lock-up Agreement | 12 months after Closing
Subsidiary, Sale of Stock [Line Items]
Lock-up Shares, Percentage of shares restricted			0.33%
Lock-up Shares, Restriction period (in months)			12 months
Lock-up Agreement | 24 months after Closing
Subsidiary, Sale of Stock [Line Items]
Lock-up Shares, Percentage of shares restricted			0.33%
Lock-up Shares, Restriction period (in months)			24 months
Amendment to the Insider Letter Agreement
Subsidiary, Sale of Stock [Line Items]
Thresholder period for not to transfer of Founder Shares			6 months
Stock price trigger per share | $ / shares			$ 12.00
Threshold trading days for release of Founder Shares | D			20
Threshold trading day period for release of Founder Shares			30 days
Threshold period after closing of Business combination for release of Founder Shares			150 days